Related-party Transactions (Details) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Total related-party debt obligations	$ 2,700,000	$ 2,700,000	$ 60,000
Less current portion	(2,700,000)		(60,000)
Long-term debt, net of current portion		2,700,000
Sapinda Asia 1 [Member]
Total related-party debt obligations	1,200,000	1,200,000
Sapinda Asia 2 [Member]
Total related-party debt obligations	$ 1,500,000	$ 1,500,000